PROPERTY AND EQUIPMENT - Major Classifications (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] Land	Dec. 28, 2012 Successor [Member] Building	Dec. 28, 2012 Successor [Member] Machinery and equipment	Dec. 28, 2012 Successor [Member] Office furniture and equipment	Dec. 28, 2012 Successor [Member] Vehicles	Dec. 28, 2012 Successor [Member] Leasehold improvements	Dec. 28, 2012 Successor [Member] Construction in Progress	Dec. 30, 2011 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member] Land	Dec. 30, 2011 Predecessor [Member] Building	Dec. 30, 2011 Predecessor [Member] Machinery and equipment	Dec. 30, 2011 Predecessor [Member] Office furniture and equipment	Dec. 30, 2011 Predecessor [Member] Vehicles	Dec. 30, 2011 Predecessor [Member] Leasehold improvements	Dec. 30, 2011 Predecessor [Member] Construction in Progress
Property, Plant and Equipment [Line Items]
Owned, gross	$ 65,607	$ 696	$ 5,859	$ 40,152	$ 5,163	$ 1,295	$ 12,365	$ 77	$ 162,452	$ 400	$ 9,017	$ 116,917	$ 9,112	$ 3,947	$ 22,994	$ 65
Owned - Less: Accumulated depreciation and amortization	(4,577)								(106,096)
Owned, net	61,030								56,356
Capital Leases, gross	2,167	0	0	770	139	1,258	0	0	2,167	0	0	770	139	1,258	0	0
Capital Leases - Less: Accumulated depreciation and amortization	(1,428)								(795)
Capital leases, net	739								1,372
Total, gross	67,774	696	5,859	40,922	5,302	2,553	12,365	77	164,619	400	9,017	117,687	9,251	5,205	22,994	65
Total - Less: Accumulated depreciation and amortization	(6,005)								(106,891)
Total, net	$ 61,769								$ 57,728